Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerators:
Income attributable to the Company	$ 1,109,890	$ 1,186,809	$ 1,071,154
Less: Dividend preference on Preference shares		102	110
Income available to all classes of shares	$ 1,109,890	$ 1,186,707	$ 1,071,044
Denominators:
Weighted average number of ordinary shares outstanding	301,877,303	301,139,652	299,012,744
Weighted average number of preference shares outstanding	1,937,819	3,969,307	3,961,617
Total weighted average shares outstanding	303,815,122	305,108,959	302,974,361
Potentially dilutive Ordinary shares	673,089	1,761,064	1,795,743
Potentially dilutive Preference shares		16,851	20,184
Total weighted average Ordinary shares outstanding assuming dilution	302,550,392	302,900,716	300,808,487
Total weighted average Preference shares outstanding assuming dilution	1,937,819	3,986,158	3,981,801
Basic income per Ordinary share	$ 3.65	$ 3.89	$ 3.54
Fully diluted income per Ordinary share	$ 3.65	$ 3.87	$ 3.51